Long-term debt	12 Months Ended
Dec. 31, 2015
Long-term debt
25 Long-term debt
end of	2015	2014
Long-term debt (CHF million)
Senior	157,986	139,267
Subordinated	24,796	25,179
Non-recourse liabilities from consolidated VIEs	14,826	13,452
Long-term debt	197,608	177,898
of which reported at fair value	80,931	81,166
of which structured notes	54,848	50,469
Structured notes by product
end of	2015	2014
Structured notes (CHF million)
Equity	35,594	35,309
Fixed income	11,534	8,321
Credit	5,261	5,244
Other	2,459	1,595
Total structured notes	54,848	50,469
Total long-term debt is comprised of debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded >>>derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which >>>fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Long-term debt by maturities
end of			2016			2017			2018			2019			2020			Thereafter	Total
Group parent company (CHF million)
Subordinated debt
Fixed rate			0			0			290			0			0			4,735	5,025
Interest rates (range in %) [1]			–			–			6.0			–			–	6.3	–	7.5	–
Subtotal – Group parent company			0			0			290			0			0			4,735	5,025
Subsidiaries (CHF million)
Senior debt
Fixed rate			4,752			12,430			11,194			14,241			9,187			29,475	81,279
Variable rate			17,428			15,496			9,668			7,009			6,163			20,943	76,707
Interest rates (range in %) [1]	0.0	–	15.5	0.0	–	15.2	0.1	–	14.8	0.1	–	14.1	0.1	–	4.4	0.0	–	9.3	–
Subordinated debt
Fixed rate			0			171			10,199			0			3,423			5,683	19,476
Variable rate			0			50			0			187			58			0	295
Interest rates (range in %) [1]			–	1.1	–	7.0	4.9	–	13.3			0.5	0.9	–	7.0	5.7	–	8.2	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			85			998			0			0			3			563	1,649
Variable rate			73			61			0			2			884			12,157	13,177
Interest rates (range in %) [1]	0.0	–	5.4	2.8	–	4.0			–			0.0	0.0	–	4.1	0.0	–	10.5	–
Subtotal – Subsidiaries			22,338			29,206			31,061			21,439			19,718			68,821	192,583
Total long-term debt			22,338			29,206			31,351			21,439			19,718			73,556	197,608
of which structured notes			10,428			7,343			7,987			4,404			5,528			19,158	54,848
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity.
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
The Group and the Bank maintain a shelf registration statement with the US Securities and Exchange Commission (SEC), which allows them to issue, from time to time, senior and subordinated debt securities, warrants and guarantees.
> Refer to “Note 41 – Subsidiary guarantee information” for further information on subsidiary guarantees.
The Group maintains a euro medium-term note program that allows it, certain finance subsidiaries (guaranteed by the Group) and the Bank to issue senior debt securities notes.
The Bank maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities.

Bank
Long-term debt
24 Long-term debt
end of	2015	2014
Long-term debt (CHF million)
Senior	153,372	135,196
Subordinated	23,896	24,299
Non-recourse liabilities from consolidated VIEs	14,826	13,452
Long-term debt	192,094	172,947
of which reported at fair value	80,002	80,260
of which structured notes	54,848	50,469
Structured notes by product
end of	2015	2014
Structured notes (CHF million)
Equity	35,594	35,309
Fixed income	11,534	8,321
Credit	5,261	5,244
Other	2,459	1,595
Total structured notes	54,848	50,469
Long-term debt by maturities
end of			2016			2017			2018			2019			2020			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			4,233			11,874			10,779			13,813			8,648			27,318	76,665
Variable rate			17,428			15,496			9,668			7,009			6,163			20,943	76,707
Interest rates (range in %) [1]	0.0	–	15.5	0.0	–	15.2	0.1	–	14.8	0.1	–	14.1	0.1	–	4.4	0.0	–	9.3	–
Subordinated debt
Fixed rate			0			171			10,489			0			3,422			9,519	23,601
Variable rate			0			50			0			187			58			0	295
Interest rates (range in %) [1]			–	1.1	–	7.0	4.9	–	13.3			0.5	0.9	–	7.0	5.70	–	8.2	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			85			998			0			0			3			563	1,649
Variable rate			73			61			0			2			884			12,157	13,177
Interest rates (range in %) [1]	0.0	–	5.4	2.8	–	4.0			–			0.0	0.0	–	4.1	0.0	–	10.5	–
Total long-term debt			21,819			28,650			30,936			21,011			19,178			70,500	192,094
of which structured notes			10,428			7,343			7,987			4,404			5,528			19,158	54,848
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity.
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
> Refer to “Note 25 – Long-term debt” in V – Consolidated financial statements – Credit Suisse Group for further information.